Summary of equity attributable to Novartis AG shareholders (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of equity [abstract]
Summary of treasury shares movements [table text block]
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2024	2023	H1 2024	H1 2023

Balance at beginning of year		2 044.0	2 119.6	46 667	59 342

Shares acquired to be canceled		-26.7	-61.3	-2 698	-5 767

Other share purchases		-1.1	-1.3	-115	-121

Exercise of options and employee transactions		0.0	2.8	-35	153

Equity-based compensation		8.3	8.5	552	433

Shares delivered to Sandoz employees as a result of the Sandoz spin-off		0.1		12

Taxes on treasury share transactions				8	8

Dividends	4.1			-7 624	-7 255

Net income of the period attributable to shareholders of Novartis AG				5 934	4 609

Other comprehensive income attributable to shareholders of Novartis AG				-1 054	387

Impact of change in ownership of consolidated entities				-28

Other movements	4.3			114	58

Balance at June 30		2 024.6	2 068.3	41 733	51 847